Additional Information to the Items of Profit or Loss (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
General and administrative expenses:
General and administrative expenses	$ 1,000	$ 971	$ 2,139	$ 1,376	$ 3,810
Investor relations and business expenses [Member]
General and administrative expenses:
General and administrative expenses	55	340	164	388	871
Professional and director fees [Member]
General and administrative expenses:
General and administrative expenses	259	302	713	394	1,007
Regulatory expenses [Member]
General and administrative expenses:
General and administrative expenses	20	29	35	53	80
Business development [Member]
General and administrative expenses:
General and administrative expenses	393		484		74
Wages and related expenses [Member]
General and administrative expenses:
General and administrative expenses	120	185	347	343	808
Office, maintenance, rent and other expenses [Member]
General and administrative expenses:
General and administrative expenses	48	55	100	87	211
Share-based payment [Member]
General and administrative expenses:
General and administrative expenses	$ 105	$ 60	$ 296	$ 111	$ 759